CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Total	Common Stock	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Beginning balance (in shares) at Dec. 31, 2019		170,000
Beginning balance at Dec. 31, 2019	$ 261,496,116	$ 170,000	$ 251,711,270	$ 9,614,846
Comprehensive Income:
Net Income	15,890,262		15,890,262
Other Comprehensive Income	3,652,081			3,652,081
Total Comprehensive Income	19,542,343
Cumulative Change in Accounting Principal	(2,158,161)		(2,158,161)
Cash Distributions Paid	(440,970)		(440,970)
Ending balance (in shares) at Dec. 31, 2020		170,000
Ending balance at Dec. 31, 2020	278,439,328	$ 170,000	265,002,401	13,266,927
Comprehensive Income:
Net Income	41,861,007		41,861,007
Other Comprehensive Income	(3,530,276)			(3,530,276)
Total Comprehensive Income	38,330,731
Cash Distributions Paid	(20,012,306)		(20,012,306)
Ending balance (in shares) at Dec. 31, 2021		170,000
Ending balance at Dec. 31, 2021	296,757,753	$ 170,000	286,851,102	9,736,651
Comprehensive Income:
Net Income	16,159,627		16,159,627
Other Comprehensive Income	(36,138,467)			(36,138,467)
Total Comprehensive Income	(19,978,840)
Cash Distributions Paid	(17,485,889)		(17,485,889)
Ending balance (in shares) at Dec. 31, 2022		170,000
Ending balance at Dec. 31, 2022	$ 259,293,024	$ 170,000	$ 285,524,840	$ (26,401,816)